N-2	6 Months Ended
Aug. 31, 2026
Cover [Abstract]
Entity Central Index Key	0001059386
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Invesco Senior Income Trust
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The Trust’s investment objective is to provide a high level of current income, consistent with preservation of capital. The Trust seeks to achieve its objectives by investing primarily in a portfolio of interests in floating or variable senior loans to corporations, partnerships, and other entities which operate in a variety of industries and geographic regions. The Trust borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Trust’s volatility.
Risk Factors [Table Text Block]
O.
Bank Loan Risk - Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Trust’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Trust. As a result, the Trust may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk that an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterp ar
ties.
P.
Leverage Risk - The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.

Q.
Other Risks - The Trust may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. The Trust invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Trust in a corporate loan may take the form of participation interests or assignments. If the Trust purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Trust would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Trust’s rights against the Borrower but also for the receipt and processing of payments due to the Trust under the corporate loans. As such, the Trust is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Trust and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Trust, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Trust’s portfolio turnover rate and transaction costs.
In making a loan directly to the borrower (“direct loan”), the Trust is exposed to the credit risk that the borrower may default or become insolvent and, consequently, that the Trust will lose money on the loan. Furthermore, direct loans may subject the Trust to liquidity and interest rate risk and certain direct loans may be deemed illiquid. Direct loans are not publicly traded and may not have a secondary market. The lack of a secondary market for direct loans may have an adverse impact on the ability of the Trust to dispose of a direct loan and/or to value the direct loan. When engaging in direct lending, the Trust’s performance may depend, in part, on the ability of the Trust to originate loans on advantageous terms. In originating and purchasing loans, the Trust will compete with a broad spectrum of lenders. Increased competition for, or a decrease in the available supply of, qualifying loans could result in lower yields on such loans, which could adversely affect Trust performance.
By investing through the LLC and Subsidiary, the Trust is exposed to the risks associated with the investments of the LLC and Subsidiary (which risks are generally the same as the Trust’s investment risks). The LLC and Subsidiary are not registered under the 1940 Act, and, except as otherwise noted in the Trust’s prospectus, are not subject to the investor protections of the 1940 Act. However, the Trust will comply with the applicable requirements of the 1940 Act on a consolidated basis with its LLC and Subsidiary, and the LLC and Subsidiary will be subject to the same investment restrictions and limitations, and will adhere to the same compliance policies and procedures, as the Trust. Changes in the laws of the United States and/or the jurisdiction in which the LLC and Subsidiary are organized, including any changes in the interpretations of, or treatment with respect to, applicable federal tax-related matters impacting the Trust and its status as a regulated investment company, could result in the inability of the Trust, LLC and/or the Subsidiary to operate as intended and could adversely affect the Trust and its shareholders.
Investments through the Subsidiary, which is taxable as a corporation for U.S. federal income tax purposes, may incur entity-level income taxes on their earnings, which ultimately may reduce the return to shareholders.
A significant amount of the Trust’s investments are expected to be in securities, loans and other instruments that do not have readily available market quotations (“private investments”). These private investments are valued at fair value as determined in good faith by the Adviser as described above. In connection with that determination, valuations will be prepared using inputs from the sponsor, issuer or borrower with respect to the relevant investment, and the Adviser may consider, as one input among others, certain procedures performed by a sub-adviser or one or more independent valuation firms, if any. The Adviser may also consider proprietary models depending on the availability of information on the Trust’s assets and the type of asset being valued, all in accordance with the Trust’s valuation policy. Additionally, the Adviser expects to receive information regarding the Trust’s private investments, which it may use to price those investments and calculate the Trust’s net asset value, on a monthly or quarterly basis, often on a significant lag. The Adviser generally does not expect to receive updated information from the sponsors, issuers or borrowers more frequently. As a result, the prices of such investments and the Trust’s net asset value attributable to such investments may be based on portfolio company information from the prior month or quarter. Events occurring after the date of the most recently available information, including deterioration in an issuer’s or borrower’s financial condition, covenant breaches, payment defaults, restructurings, extensions, changes in collateral value or changes in market conditions, may not be reflected in such information. Although the Adviser may make adjustments based on reasonably available information, there can be no assurance that all relevant developments will be identified or reflected in a valuation. A lack of timely sponsor, borrower or issuer information may increase the degree of judgment, estimation and uncertainty involved in the fair valuation.
The Trust may invest in loans and other debt instruments that will be treated as having “market discount” and/or original issue discount (“OID”) or with PIK interest where interest owed by the relevant borrower or issuer is periodically capitalized into the principal balance of the debt instrument rather than paid in cash. Because the Trust may be required to recognize income in respect of these investments before, or without, receiving cash representing such income (e.g., PIK interest), the Trust may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Trust-level U.S. federal income and/or excise taxes. Accordingly, the Trust may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital or reduce new investments to obtain the cash needed to make these income distributions. Market prices of OID and PIK instruments are more volatile because they are affected to a greater extent by interest rate changes than instruments that pay interest periodically in cash. Further, the interest rates on PIK instruments may be higher to reflect the time-value of money on deferred interest payments and the higher credit risk of borrowers or issuers who may need to defer interest payments. Instruments that are treated as having OID for U.S. federal income tax purposes or that provide for PIK interest may have unreliable valuations because their continuing accruals require judgments about the collectability of the deferred payments and the value of any collateral. Instruments that are treated as having OID or that provide for PIK interest generally represent a significantly higher credit risk than coupon bearing debt instrument that pay interest in cash. Accruals on such instruments may create uncertainty about the source of Trust distributions to Shareholders. The accrual of interest on debt instruments that are treated as having OID or that provide for PIK interest will increase the net asset value of the Trust and, consequently, the management fees payable to the Adviser. These management fees will be non-refundable by the Adviser, even if such accruals are never realized by the Trust in cash because of the related borrowers’ or issuers’ inability to pay. In addition, the deferral of PIK interest also increases a loan’s loan-to-value ratio at a compounding rate, thereby diminishing the security provided by the collateral backing the loan.

Bank Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
O.
Bank Loan Risk - Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Trust’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Trust. As a result, the Trust may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk that an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterp ar
ties.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
P.
Leverage Risk - The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.

Other Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Q.
Other Risks - The Trust may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. The Trust invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Trust in a corporate loan may take the form of participation interests or assignments. If the Trust purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Trust would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Trust’s rights against the Borrower but also for the receipt and processing of payments due to the Trust under the corporate loans. As such, the Trust is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Trust and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Trust, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Trust’s portfolio turnover rate and transaction costs.
In making a loan directly to the borrower (“direct loan”), the Trust is exposed to the credit risk that the borrower may default or become insolvent and, consequently, that the Trust will lose money on the loan. Furthermore, direct loans may subject the Trust to liquidity and interest rate risk and certain direct loans may be deemed illiquid. Direct loans are not publicly traded and may not have a secondary market. The lack of a secondary market for direct loans may have an adverse impact on the ability of the Trust to dispose of a direct loan and/or to value the direct loan. When engaging in direct lending, the Trust’s performance may depend, in part, on the ability of the Trust to originate loans on advantageous terms. In originating and purchasing loans, the Trust will compete with a broad spectrum of lenders. Increased competition for, or a decrease in the available supply of, qualifying loans could result in lower yields on such loans, which could adversely affect Trust performance.
By investing through the LLC and Subsidiary, the Trust is exposed to the risks associated with the investments of the LLC and Subsidiary (which risks are generally the same as the Trust’s investment risks). The LLC and Subsidiary are not registered under the 1940 Act, and, except as otherwise noted in the Trust’s prospectus, are not subject to the investor protections of the 1940 Act. However, the Trust will comply with the applicable requirements of the 1940 Act on a consolidated basis with its LLC and Subsidiary, and the LLC and Subsidiary will be subject to the same investment restrictions and limitations, and will adhere to the same compliance policies and procedures, as the Trust. Changes in the laws of the United States and/or the jurisdiction in which the LLC and Subsidiary are organized, including any changes in the interpretations of, or treatment with respect to, applicable federal tax-related matters impacting the Trust and its status as a regulated investment company, could result in the inability of the Trust, LLC and/or the Subsidiary to operate as intended and could adversely affect the Trust and its shareholders.
Investments through the Subsidiary, which is taxable as a corporation for U.S. federal income tax purposes, may incur entity-level income taxes on their earnings, which ultimately may reduce the return to shareholders.
A significant amount of the Trust’s investments are expected to be in securities, loans and other instruments that do not have readily available market quotations (“private investments”). These private investments are valued at fair value as determined in good faith by the Adviser as described above. In connection with that determination, valuations will be prepared using inputs from the sponsor, issuer or borrower with respect to the relevant investment, and the Adviser may consider, as one input among others, certain procedures performed by a sub-adviser or one or more independent valuation firms, if any. The Adviser may also consider proprietary models depending on the availability of information on the Trust’s assets and the type of asset being valued, all in accordance with the Trust’s valuation policy. Additionally, the Adviser expects to receive information regarding the Trust’s private investments, which it may use to price those investments and calculate the Trust’s net asset value, on a monthly or quarterly basis, often on a significant lag. The Adviser generally does not expect to receive updated information from the sponsors, issuers or borrowers more frequently. As a result, the prices of such investments and the Trust’s net asset value attributable to such investments may be based on portfolio company information from the prior month or quarter. Events occurring after the date of the most recently available information, including deterioration in an issuer’s or borrower’s financial condition, covenant breaches, payment defaults, restructurings, extensions, changes in collateral value or changes in market conditions, may not be reflected in such information. Although the Adviser may make adjustments based on reasonably available information, there can be no assurance that all relevant developments will be identified or reflected in a valuation. A lack of timely sponsor, borrower or issuer information may increase the degree of judgment, estimation and uncertainty involved in the fair valuation.
The Trust may invest in loans and other debt instruments that will be treated as having “market discount” and/or original issue discount (“OID”) or with PIK interest where interest owed by the relevant borrower or issuer is periodically capitalized into the principal balance of the debt instrument rather than paid in cash. Because the Trust may be required to recognize income in respect of these investments before, or without, receiving cash representing such income (e.g., PIK interest), the Trust may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Trust-level U.S. federal income and/or excise taxes. Accordingly, the Trust may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital or reduce new investments to obtain the cash needed to make these income distributions. Market prices of OID and PIK instruments are more volatile because they are affected to a greater extent by interest rate changes than instruments that pay interest periodically in cash. Further, the interest rates on PIK instruments may be higher to reflect the time-value of money on deferred interest payments and the higher credit risk of borrowers or issuers who may need to defer interest payments. Instruments that are treated as having OID for U.S. federal income tax purposes or that provide for PIK interest may have unreliable valuations because their continuing accruals require judgments about the collectability of the deferred payments and the value of any collateral. Instruments that are treated as having OID or that provide for PIK interest generally represent a significantly higher credit risk than coupon bearing debt instrument that pay interest in cash. Accruals on such instruments may create uncertainty about the source of Trust distributions to Shareholders. The accrual of interest on debt instruments that are treated as having OID or that provide for PIK interest will increase the net asset value of the Trust and, consequently, the management fees payable to the Adviser. These management fees will be non-refundable by the Adviser, even if such accruals are never realized by the Trust in cash because of the related borrowers’ or issuers’ inability to pay. In addition, the deferral of PIK interest also increases a loan’s loan-to-value ratio at a compounding rate, thereby diminishing the security provided by the collateral backing the loan.